ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Disclosure of detailed information about accounts receivable

As at	December 31, 2019	December 31, 2018
Trade receivables	$241	$8,129
Sales tax and other statutory receivables	13,568	11,357
Other receivables	2,869	665
	$16,678	$20,151